Earnings per share	12 Months Ended
Jun. 30, 2022
Disclosure Of Earnings Per Share Text Block Abstract
Earnings per share

27. Earnings per share

	2022	2021	2020
Net income for the year	520,100	317,646	119,554
Weighted average number of common shares issued (thousands)	98,844	69,642	56,681
Effect from dilution – shares	513	1,774	420
Weighted average number of common shares issued adjusted by the dilution effect	99,357	71,416	57,101
Basic earnings per share	5.2618	4.5611	2.1092
Diluted earnings per share	5.2347	4.4478	2.0937